UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-4246
(Investment Company Act File Number)

C/Funds Group, Inc.
Exact Name of Registrant as Specified in Charter)

201 Center Road, Suite 2, Venice, Florida	34285
(Address of Principal Executive Offices)	(Zip)

C/Funds Group, Inc., 201 Center Road, Suite 2, Venice, Florida 34285
(Name and Address of Agent for Service)

941-488-6772
(Registrant's Telephone Number, Including Area Code)

December 31
(Date of Fiscal Year End)

September 30, 2004
(Date of Reporting Period)

Item 1. Schedule of Investments

The unaudited schedules of investments for the specified reporting period are filed herewith.

C/FUND SCHEDULE OF INVESTMENTS September 30, 2004 (Unaudited
	Shares or Par Value	Value
EQUITIES
Air Transportation, Scheduled (0.4%)		$13,620
Southwest Airlines	1,000	13,620

Aircraft & Parts (9.0%)		343,634
Boeing Co.	1,900	98,078
Honeywell International, Inc.	1,900	68,134
United Technologies Corp.	1,900	177,422

Beverages (3.0%)		113,557
Anheuser Busch	750	37,462
Coca-Cola Co.	1,900	76,095

Cigarettes (2.3%)		89,376
Altria Group, Inc.	1,900	89,376

Combination Utility Services (0.9%)		33,743
WPS Resources Corp.	750	33,743

Commercial Banks (4.2%)		159,315
Citigroup, Inc.	1,900	83,828
J. P. Morgan Chase & Co.	1,900	75,487

Computer & Data Processing Services (7.0%)		267,423
IBM Corp.	1,900	162,906
Microsoft Corp.	3,780	104,517

Computer & Office Equipment (0.9%)		35,625
Hewlett Packard Co.	1,900	35,625

Construction & Related Machinery (4.0%)		152,855
Caterpillar	1,900	152,855

Drugs (6.0%)		227,867
Johnson & Johnson	1,900	107,027
Merck & Co., Inc.	1,900	62,700
Pfizer, Inc.	1,900	58,140

Eating & Drinking Places (1.4%)		53,257
McDonald's Restaurants	1,900	53,257

Electric Services (0.9%)		34,160
FPL Group, Inc.	500	34,160

Electronic Components & Accessories (1.0%)		38,114
Intel Corp.	1,900	38,114

Gas Production & Distribution (0.8%)		31,260
Peoples Energy Corp.	750	31,260

Life Insurance (3.4%)		129,181
American International Group	1,900	129,181

Lumber & Other Building Materials (3.0%)		115,242
Home Depot, Inc.	1,900	74,480
Lowe's Co.	750	40,762

Lumber & Wood Products (0.9%)		35,030
Plum Creek Timber Co.	1,000	35,030

Medical Service & Health Insurance (6.8%)		259,950
Berkshire Hathaway, Inc. DE	3	259,950

Misc. Converted Paper Products (7.9%)		303,886
3M Co.	3,800	303,886

Motor Vehicles & Equipment (2.1%)		80,712
General Motors Corp.	1,900	80,712

Motor Vehicles, Parts, & Supplies (1.0%)		38,380
Genuine Parts Co.	1,000	38,380

Nonclassifiable Establishments (1.7%)		63,802
General Electric Co.	1,900	63,802

Nonferrous Rolling & Drawing (1.7%)		63,821
Alcoa, Inc.	1,900	63,821

Personal Credit Institutions (2.6%)		97,774
American Express Co.	1,900	97,774

Petroleum Refining (2.4%)		91,827
Exxon Mobil Corp.	1,900	91,827

Plastics Materials & Synthetics (2.1%)		81,320
E. I. Dupont de Nemours & Co.	1,900	81,320

Radio & Television Broadcasting (1.1%)		42,845
Walt Disney Co.	1,900	42,845

Research & Testing Services (0.0%)		44
Atmospheric Glow Technologies	125	44

Savings Institutions (0.5%)		19,540
Washington Mutual	500	19,540

Soap, Cleaners, & Toilet Goods (5.4%)		205,656
Proctor & Gamble Co.	3,800	205,656

Telephone Communications, Except Radio (3.2%)		124,127
SBC Communications, Inc.	1,900	49,305
Verizon Communications, Inc.	1,900	74,822

Variety Stores (2.6%)		101,080
Wal-Mart Stores	1,900	101,080

PREFERRED STOCKS
Preferred Stocks (1.7%)		63,150
Royal Bank of Scotland PFD H	2,500	63,150

GOVERNMENTS
Governments--Fixed (8.1%)		310,500
U.S. Treasury Notes, 4.625%, due 05/15/06	300,000	310,500

TOTAL EQUITIES (90.2%)		3,448,023
TOTAL PREFERRED STOCKS (1.7%)		63,150
TOTAL GOVERNMENTS (8.1%)		310,500
TOTAL INVESTMENTS (100.0%)		$3,821,673

C/GROWTH STOCK FUND SCHEDULE OF INVESTMENTS September 30, 2004 (Unaudited
	Shares	Value
EQUITIES
Auto & Home Supply Stores (2.0%)		$23,931
O'Reilly Automotive, Inc.	625	23,931

Beverages (2.4%)		28,589
Pepsi Bottling Group	1,053	28,589

Computer & Data Processing Services (9.2%)		108,572
Autodesk, Inc.	600	29,178
Ebay, Inc.	300	27,582
Electronic Arts, Inc,	596	27,410
Fiserv, Inc.	700	24,402

Drugs (6.5%)		76,622
Forest Laboratories, Inc.	575	25,852
Gilead Sciences, Inc.	800	29,904
Martek Bioscience	429	20,866

Fats & Oils (2.3%)		27,168
Archer Daniels Midland Co.	1,600	27,168

Fire, Marine, & Casualty Insurance (5.2%)		60,944
Progressive Corp. Ohio	348	29,493
W. R. Berkley Corp.	746	31,451

Lumber & Other Building Materials (7.3%)		85,107
Home Depot, Inc.	725	28,420
Lowe's Co.	1,043	56,687

Medical Instruments & Supplies (4.8%)		56,256
Biomet, Inc.	1,200	56,256

Medical Service & Health Insurance (6.9%)		81,597
Aetna, Inc.	300	29,979
UnitedHealth Group	700	51,618

Metal Cans & Shipping Containers (2.7%)		31,441
Ball Corp.	840	31,441

Misc. Amusement, Recreation Services (2.4%)		27,920
Harrah's Entertainment, Inc.	527	27,920

Misc. Chemical Products (3.0%)		34,920
Smith International	575	34,920

Misc. Food & Kindred Products (2.1%)		24,639
Starbucks Corp.	542	24,639

Misc. Investing (2.5%)		28,746
Simon Property Group, Inc.	536	28,746

Misc. Shopping Goods Stores (2.5%)		29,075
Staples, Inc.	975	29,075

Mortgage Bankers & Brokers (2.4%)		28,558
Countrywide Financial	725	28,558

Motor Vehicles & Equipment (2.3%)		27,332
Oshkosh Truck Corp.	479	27,332

Offices & Clinics Of Medical Doctors (2.5%)		29,514
Coventry Health Care, Inc.	553	29,514

Operative Builders (12.5%)		147,510
D. R. Horton, Inc.	840	27,812
MDC Holdings	400	29,284
Pulte Homes, Inc.	500	30,685
Standard Pacific Corp.	550	31,004
The Ryland Group, Inc.	310	28,725

Personal Services (2.0%)		23,820
H&R Block, Inc.	482	23,820

Radio & Television Broadcasting (4.2%)		49,753
Viacom, Inc. CL B	693	23,257
Walt Disney Co.	1,175	26,496

Radio, Television, & Computer Stores (2.5%)		29,832
Best Buy Co.	550	29,832

Railroads (2.7%)		31,227
Norfolk Southern Corp.	1,050	31,227

Refrigeration & Service Machinery (2.5%)		29,183
American Standard Companies, Inc.	750	29,183

Retail Stores, NEC (2.4%)		28,390
Petsmart, Inc.	1,000	28,390

Telephone Communications, Except Radio (2.2%)		25,270
Nextel Communications, CL A	1,060	25,270

TOTAL EQUITIES (100.0%)		1,175,916
TOTAL INVESTMENTS (100.0%)		$1,175,916

C/GOVERNMENT FUND SCHEDULE OF INVESTMENTS September 30, 2004 (Unaudited
	Par Value	Value
GOVERNMENTS
FHLB, 3.625%, due 10/15/04	200,000	$200,040
FHLB, 4.000%, due 02/15/05	700,000	704,760
FHLB, 2.500%, due 03/15/06	300,000	299,580
U. S. Treasury Notes. 1.500%, due 07/31/05	200,000	199,031
U. S. Treasury Notes, 4.625%, due 05/15/06	200,000	207,000
U. S. Treasury Notes, 3.500%, due 11/15/06	400,000	407,125
U. S. Treasury Notes, 2.625%, due 11/15/06	200,000	200,000
U. S. Treasury Notes, 3.000%, due 11/15/07	200,000	200,625

TOTAL GOVERNMENTS (100.0%)		2,418,161
TOTAL INVESTMENTS (100.0%)		$2,418,161

C/COMMUNITY ASSOCIATION RESERVE FUND SCHEDULE OF INVESTMENTS September 30, 2004 (Unaudited
	Par Value	Value
GOVERNMENTS
FHLB, 3.625%, due 10/15/04	100,000	$100,020
U. S. Treasury Notes, 1.500%, due 07/31/05	100,000	99,516
U. S. Treasury Notes, 3.500%, due 11/15/06	100,000	101,781

TOTAL GOVERNMENTS (100.0%)		301,317
TOTAL INVESTMENTS (100.0%)		$301,317

Item 2. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the Evaluation Date), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr. Roland G. Caldwell, Jr., President
Date:	October 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr. Roland G. Caldwell, Jr., President
Date:	October 5, 2004

Note:
Roland G. Caldwell, Jr. is the sole applicable certifying officer for C/Funds Group, Inc.